Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalent	$ 909,716	$ 775,686
Restricted cash	15,070	39,983
Accounts receivable, net	5,809,374	6,013,536
Notes receivable	522,331	236,654
Inventories, net	2,674,001	2,349,705
Prepaid expense and other current assets	2,004,889	1,059,275
Total current assets	11,935,381	10,816,892
Non-current assets
Property, plant and equipment, net	10,385,742	10,752,745
Prepayment for purchase of Yingxuan Assets	5,339,093	5,207,346
Intangible assets, net	4,432,403	4,659,569
Deposit for Investment in Joint Venture	32,877,029
Finance lease right-of-use assets, net		681,845
Deferred tax assets	40,773	10,273
TOTAL ASSETS	65,010,421	32,128,670
Current liabilities
Short-term loans	6,079,252	5,726,841
Accounts payable	1,380,201	1,379,161
Income tax payable	36,505	36,708
Finance lease obligation, current		45,300
Accrued expenses and other payables	694,712	495,032
Total current liabilities	8,211,917	7,683,042
Long-term loans	3,305,209	3,338,075
TOTAL LIABILITIES	11,517,126	11,021,117
SHAREHOLDERS’ EQUITY:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 73,438,750 and 12,238,750 shares issued and outstanding as of December 31, 2024, and 2023, respectively	7,344	1,224
Additional paid-in capital	42,998,556	8,036,676
Statutory reserve	370,683	370,683
Retained earnings	11,724,070	13,605,705
Accumulated other comprehensive loss	(1,607,358)	(906,735)
TOTAL SHAREHOLDERS’ EQUITY	53,493,295	21,107,553
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	65,010,421	32,128,670
Related Party
Current assets:
Due from related parties - officers		342,053
Current liabilities
Due to related parties - officers	$ 21,247